Utility Plant and Leases - Schedule of Depreciation and Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 303,237	$ 249,212	$ 250,951
Gas plant
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 197,358	$ 185,719	$ 187,075